Related Party Transactions with Verint - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 29, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Related Party Transaction [Line Items]
Interest expense		$ 185	$ 481	$ 499
Due to parent, current		38,772	7,025
Former Parent
Related Party Transaction [Line Items]
Total allocated corporate expenses		97,265	81,755	72,646
Related party payables, current		3,772	0
Dividends declared	$ 35,000
Interest expense		200	400	$ 500
Related party notes payable, current		0	7,025
Due to parent, current		$ 38,772	$ 7,025
Former Parent | Related Party Fixed Rate Notes
Related Party Transaction [Line Items]
Debt instrument, interest rate		2.10%
Debt instrument, term		5 years
Former Parent | Related Party Variable Rate Notes
Related Party Transaction [Line Items]
Debt instrument, term		4 years
Former Parent | Related Party Variable Rate Notes | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread on variable rate		2.50%